Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Equity Incentive Plan	The following table provides additional information about the shares outstanding under the 2023 Equity Incentive Plan:

	Number of Shares	Average Exercise Price	Average Remaining Contractual Period in Years	Aggregate Intrinsic Value
Balance at December 31, 2023	—	—
Granted	4,800,000	$2.78
Exercised	—	—
Forfeited and expired	—	—
Balance at December 31, 2024	4,800,000	$2.78	9.75	$1,776
Granted	2,400,000	5.00
Exercised	—	—
Forfeited and expired	—	—
Balance at December 31, 2025	7,200,000	$3.52	9.08	$4,248